COMMITMENTS AND CONTINGENCIES (Related Party Consulting Payments, Accrued Director Fees, and Contingent Litigation Payment) (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended
	May 31, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Lexington Payment to DSS [Member]	Dec. 31, 2012 DSS Payment to Lexington [Member]	Dec. 31, 2012 Unites States [Member]	Dec. 31, 2012 Foreign [Member]	Dec. 31, 2012 Former CEO [Member]	Dec. 31, 2011 Board Member [Member]
Commitments and Contingencies Disclosure [Line Items]
Consulting fees paid to related party by issuance of a note								$ 54,000	$ 40,000
Unpaid director fees		172,000	284,000
Litigation expense	500,000	40,000
Payment upon successful ruling or settlement	150,000
Percentage of settlement proceeds required by the company to be disbursed		33.33%				30.00%	14.00%
Merger termination fee				$ 3,000,000	$ 5,000,000
Merger termination fee, consideration percentage		5.00%